Consolidated Statement ot Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity [Table]
Restricted cash and cash equivalents	$ 3,408	$ 3,828	$ 3,192
Cash and balances at central banks classified as cash equivalents	192,706	158,088	106,957
Loans and advances to banks classified as cash equivalents	13,942	14,028	11,386
Money market paper classified as cash equivalents	1,227	1,415	1,530
Disposal of subsidiaries, associates and intangible assets	593	674	114
UBS AG
Entity [Table]
Restricted cash and cash equivalents	3,408	3,828	3,192
Cash and balances at central banks classified as cash equivalents	192,706	158,088	106,957
Loans and advances to banks classified as cash equivalents	13,822	13,928	11,317
Money market paper classified as cash equivalents	1,227	1,415	1,530
Disposal of subsidiaries, associates and intangible assets	$ 593	$ 674	$ 114